Note 16 - Retirement Plans - (Details Textual) - USD ($) $ in Millions	4 Months Ended	8 Months Ended	12 Months Ended
	Dec. 31, 2013	Aug. 31, 2013	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Retirement Plans [Line Items]
(Loss) earnings from discontinued operations	$ 1	$ 40		$ 1	$ 1
Defined Benefit Plan, Special Termination Benefits				$ 9	8
Discontinued Operations [Member]
Retirement Plans [Line Items]
Defined Benefit Plan, Recognized Net Gain (Loss) Due to Settlements		$ (114)
Non-U.S. [Member]
Retirement Plans [Line Items]
Defined Benefit Plan Transfers					31
Defined Benefit Plan, Assets Transferred to (from) Plan					$ 9
Non-U.S. [Member] | Equity Securities [Member]
Retirement Plans [Line Items]
Defined Benefit Plan, Actual Plan Asset Allocations				0.00%	1.00%
Non-U.S. [Member] | Government Bonds [Member]
Retirement Plans [Line Items]
Defined Benefit Plan, Actual Plan Asset Allocations				12.00%	9.00%
Defined Benefit Plan, Target Plan Asset Allocations, Duration				13 years	25 years
UNITED STATES
Retirement Plans [Line Items]
Defined Benefit Plan, Settlements, Benefit Obligation					$ 292
Defined Benefit Plan, Special Termination Benefits				$ 9	$ 8
UNITED STATES | Equity Securities [Member]
Retirement Plans [Line Items]
Defined Benefit Plan, Actual Plan Asset Allocations				10.00%	9.00%
UNITED STATES | Government Bonds [Member]
Retirement Plans [Line Items]
Defined Benefit Plan, Actual Plan Asset Allocations				24.00%	25.00%
Defined Benefit Plan, Target Plan Asset Allocations, Duration				18 years	18 years
Cash Balance Plan [Member]
Retirement Plans [Line Items]
Defined Benefit Plan Contributions By Employer Maximum Percentage Of Employee Salary				7.00%
United States Pension Plan of US Entity [Member]
Retirement Plans [Line Items]
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Expected Long-term Return on Assets				7.40%
Foreign Pension Plan [Member] | Minimum [Member]
Retirement Plans [Line Items]
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Expected Long-term Return on Assets				3.00%
Foreign Pension Plan [Member] | Maximum [Member]
Retirement Plans [Line Items]
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Expected Long-term Return on Assets				6.50%
Non-U.S. [Member] | Scenario, Forecast [Member]
Retirement Plans [Line Items]
Defined Benefit Plans, Estimated Future Employer Contributions in Next Fiscal Year			$ 4